Risk Report - Risk and Capital Framework	12 Months Ended
Dec. 31, 2022
Risk and Capital Framework [Abstract]
Risk Management Principles [text block]	– Organizational structures must follow the Three Lines of Defense (“3LoD”) model with a clear definition of roles and responsibilities for all risk types – The 1st Line of Defense (“1st LoD”) refers to those roles in the Bank whose activities generate risks, whether financial or non-financial, and who own and are accountable for these risks. The 1st LoD manages these risks within the defined risk appetite, establishes an appropriate risk governance and risk culture, and adheres to the risk type frameworks defined by the 2nd Line of Defense (“2nd LoD”) – The 2nd LoD refers to the roles in the Bank who define the risk management framework for a specific risk type. The 2nd LoD independently assesses and challenges the implementation of the risk type framework and adherence to the risk appetite, and acts as an advisor to the 1st LoD on how to identify, assess and manage risks. – The 3rd Line of Defense (“3rd LoD”) is Group Audit, which is accountable for providing independent and objective assurance on the adequacy of the design, operating effectiveness and efficiency of the risk management system and systems of internal control – Every employee must act as a risk manager consistent with the bank’s risk appetite, risk management standards and values – The Management Board approved risk appetite must be cascaded and adhered to across all dimensions of the Group, with appropriate consequences in the event of a breach – Risks must be identified and assessed – Risks must be actively managed including appropriate risk mitigation and effective internal control systems – Risks must be measured and reported using accurate, complete and timely data using approved models – Regular stress tests must be performed against adverse scenarios and appropriate crisis response planning must be established
Risk Governance paragraph 1 [text block]	Risk governance Deutsche Bank’s operations throughout the world are regulated and supervised by relevant authorities in each of the jurisdictions in which the bank conducts business. Such regulation focuses on licensing, capital adequacy, liquidity, risk concentration, conduct of business as well as organizational and reporting requirements. The European Central Bank (ECB) in connection with the competent authorities of EU countries which joined the Single Supervisory Mechanism via the Joint Supervisory Team act in cooperation as Deutsche Bank’s primary supervisors to monitor the bank’s compliance with the German Banking Act and other applicable laws and regulations. Several layers of management provide cohesive risk governance: – Deutsche Bank’s Supervisory Board is informed regularly on the risk situation, risk management and risk controlling, including reputational risk related items as well as material litigation cases; it has formed various committees to handle specific topics (for a detailed description of these committees, please see the “Corporate Governance Report” under “Management Board and Supervisory Board”, “Standing Committees”)– At the meetings of the Risk Committee, the Management Board reports on current and forward-looking risk exposures, portfolios, on risk appetite and strategy and on matters deemed relevant for the assessment and oversight of the risk situation of Deutsche Bank AG; it also reports on loans requiring a Supervisory Board resolution pursuant to law or the Articles of Association; the Risk Committee advises on issues related to the overall risk appetite, aggregate risk position and the risk strategy and keeps the Supervisory Board informed of its activities– The Regulatory Oversight Committee, among other responsibilities, monitors the Management Board’s measures that promote the company’s compliance with legal requirements, authorities’ regulations and the company’s own policies; it also reviews the bank’s codes of conduct and ethics as well as its policy framework, and, upon request, supports the Risk Committee in monitoring and analyzing the bank’s legal and reputational risks; the Management Board informs the committee about contacts with regulators with a significant relevance for the business activity– The Audit Committee, among other matters, supports the Supervisory Board in monitoring the effectiveness of the risk management system, particularly the internal control system and the internal audit system, as well as the Management Board’s remediation of deficiencies identified – The Management Board is responsible for managing Deutsche Bank Group in accordance with the law, the Articles of Association and its Terms of Reference with the objective of creating sustainable value in the interest of the company, thus taking into consideration the interests of the shareholders, employees and other company related stakeholders; the Management Board is responsible for ensuring a proper business organization, encompassing appropriate and effective risk management, as well as compliance with legal requirements and internal guidelines; the Management Board established the Group Risk Committee as the central forum for review and decision on material risk and capital-related topics; the Group Risk Committee generally meets once a week; it has delegated some of its duties to individuals and sub-committees; the Group Risk Committee and its sub-committees are described in more detail below Risk management governance structure of the Deutsche Bank Group
Risk Governance paragraph 2 [text block]
The following functional committees are central to the management of risk at Deutsche Bank:
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  The Group Risk Committee has various duties and dedicated authority, including approval of new or changed material risk and capital models and review of the inventory of risks, high-level risk portfolios, risk exposure developments, and internal and regulatory Group-wide stress testing results; in addition, the Group Risk Committee reviews and recommends items for Management Board approval, such as key risk management principles, the Group risk appetite statement, the Group recovery plan and the contingency funding plan, over-arching risk appetite parameters, and recovery and escalation indicators; the Group Risk Committee also supports the Management Board during Group-wide risk and capital planning processes
  – The Non-Financial Risk Committee oversees, governs and coordinates the management of non-financial risks in Deutsche Bank Group and establishes a cross-risk and holistic perspective of the key non-financial risks of the Group, including conduct and financial crime risk; it is tasked to define the non-financial risk appetite tolerance framework, to monitor and control the effectiveness of the non-financial risk operating model (including interdependencies between business divisions and control functions), and to monitor the development of emerging non-financial risks relevant for the Group
  – The Group Reputational Risk Committee is responsible for the oversight, governance and coordination of reputational risk management and provides for a look-back and a lessons learnt process; matters are referred to the Group Reputational Risk Committee in exceptional circumstances – this may be the case if a matter is declined by the Regional Reputational Risk Committee and appealed by the business division, or if the Regional Reputational Risk Committee cannot reach a two-thirds majority decision; it provides guidance on Group-wide reputational risk matters, including communication of sensitive topics, to the appropriate levels of Deutsche Bank Group; the Regional Reputational Risk Committees which are sub-committees of the Group Reputational Risk Committee, are responsible for the oversight, governance and coordination of the management of reputational risk in the respective regions on behalf of the Management Board
  – The Financial Resource Management Council is an ad-hoc governance body, chaired by the Chief Financial Officer and the Chief Risk Officer, with delegated authority from the Management Board, to oversee financial crisis management at the bank; the Financial Resource Management Council provides a single forum to oversee execution of both the contingency funding plan and the Group recovery plan; the council recommends upon mitigating actions to be taken in a time of anticipated or actual capital or liquidity stress; specifically, the Financial Resource Management Council is tasked with analyzing the bank’s capital and liquidity position, in anticipation of a stress scenario recommending proposals for capital and liquidity related matters and overseeing the execution of decisions
  – The Group Asset & Liability Committee has been established by the Management Board with the mandate to optimize the sourcing and deployment of the bank’s balance sheet and financial resources within the overarching risk appetite set by the Management Board
Deutsche Bank’s Chief Risk Officer, who is a member of the Management Board, has Group-wide, supra-divisional responsibility for establishing a risk management framework with appropriate identification, measurement, monitoring, mitigation and reporting of liquidity, credit, market, enterprise, model and non-financial risks (including operational and reputational); however, frameworks for certain risks are established by other functions as per the business allocation plan.
The Chief Risk Officer has direct management responsibility for the Chief Risk Office function. Risk management and control duties in the Chief Risk Office function are generally assigned to specialized risk management units focusing on the management of
  – Specific risk types
  – Risks within a specific business
  – Risks in a specific region.
These specialized risk management units generally handle the following core tasks:
  – Foster consistency with the risk appetite set by the Management Board and applied to business divisions and their business units
  – Determine and implement risk and capital management policies, procedures and methodologies that are appropriate to the businesses within each division
  – Establish and approve risk limits
  – Conduct periodic portfolio reviews to keep the portfolio of risks within acceptable parameters
  – Develop and implement risk and capital management infrastructures and systems that are appropriate for each division
Chief Risk Officers for each business division as well as each region, having a holistic view of the respective business, challenge and influence the divisional and regional strategies, risk awareness and ownership as well as their adherence to risk appetite.
While operating independently from each other and the business divisions, the Finance and Risk functions have the joint responsibility to quantify and verify the risk that the bank assumes.